Statutory Reserves and Restricted Net Assets (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)
Statutory Reserves and Restricted Net Assets [Abstract]
Minimum percentage of after-tax profit	10.00%
Maximum percentage criteria for appropriation of after-tax profit	50.00%
Statutory reserves	¥ 5,622	¥ 5,047
Net assets	¥ 1,164,620